FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities by Categories

		At June 30, 2022				At December 31, 2021
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Cash and cash equivalents	9	156	—	—	156	147	—	—	147
Trade receivables	10	—	—	921	921	—	—	603	603
Other financial assets		2	58	—	60	—	70	—	70
Total		158	58	921	1,137	147	70	603	820

		At June 30, 2022				At December 31, 2021
(in millions of Euros)	Notes	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total	At amortized cost	At fair value through profit and loss	At fair value through OCI	Total
Trade payables and fixed asset payables	14	1,474	—	—	1,474	1,087	—	—	1,087
Borrowings	15	2,158	—	—	2,158	2,129	—	—	2,129
Other financial liabilities		—	94	21	115	—	26	5	31
Total		3,632	94	21	3,747	3,216	26	5	3,247

Schedule of Other Financial Assets and Other Financial Liabilities Positions

	At June 30, 2022			At December 31, 2021
(in millions of Euros)	Non-current	Current	Total	Non-current	Current	Total
Aluminium and premium derivatives	9	15	24	9	38	47
Energy derivatives	3	5	8	1	1	2
Other commodity derivatives	—	1	1	—	4	4
Currency commercial derivatives	2	17	19	2	14	16
Currency net debt derivatives	—	6	6	—	1	1
Margin calls	—	2	2	—	—	—
Other financial assets - derivatives	14	46	60	12	58	70

Aluminium and premium derivatives	1	70	71	—	14	14
Energy derivatives	1	—	1	—	—	—
Currency commercial derivatives	16	26	42	6	11	17
Currency net debt derivatives	—	1	1	—	—	—
Other financial liabilities - derivatives	18	97	115	6	25	31

Schedule of Derivatives Measured at Fair Value

	At June 30, 2022				At December 31, 2021
(in millions of Euros)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other financial assets - derivatives	14	46	—	60	41	29	—	70
Other financial liabilities - derivatives	69	46	—	115	13	18	—	31